Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
Entity Central Index Key	0000828806
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000173348 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Resource Class
Trading Symbol	IRCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Resource Class)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 10,467,274,548
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 18,454,893
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$10,467,274,548
Total number of portfolio holdings	127
Total advisory fees paid	$18,454,893

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	46.3%
8-30	9.6%
31-60	7.3%
61-90	8.1%
91-180	16.5%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173347 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Reserve Class
Trading Symbol	IRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Reserve Class)	$107	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 10,467,274,548
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 18,454,893
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$10,467,274,548
Total number of portfolio holdings	127
Total advisory fees paid	$18,454,893

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	46.3%
8-30	9.6%
31-60	7.3%
61-90	8.1%
91-180	16.5%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Personal Investment Class
Trading Symbol	IPVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Personal Investment Class)	$74	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%	[3]
Net Assets	$ 10,467,274,548
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 18,454,893
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$10,467,274,548
Total number of portfolio holdings	127
Total advisory fees paid	$18,454,893

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	46.3%
8-30	9.6%
31-60	7.3%
61-90	8.1%
91-180	16.5%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Private Investment Class
Trading Symbol	IPTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Private Investment Class)	$49	0.48%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%	[4]
Net Assets	$ 10,467,274,548
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 18,454,893
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$10,467,274,548
Total number of portfolio holdings	127
Total advisory fees paid	$18,454,893

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	46.3%
8-30	9.6%
31-60	7.3%
61-90	8.1%
91-180	16.5%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029748 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Institutional Class
Trading Symbol	IPPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[5]
Net Assets	$ 10,467,274,548
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 18,454,893
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$10,467,274,548
Total number of portfolio holdings	127
Total advisory fees paid	$18,454,893

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	46.3%
8-30	9.6%
31-60	7.3%
61-90	8.1%
91-180	16.5%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000397 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Investor Class
Trading Symbol	IMRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Investor Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[6]
Net Assets	$ 10,467,274,548
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 18,454,893
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$10,467,274,548
Total number of portfolio holdings	127
Total advisory fees paid	$18,454,893

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	46.3%
8-30	9.6%
31-60	7.3%
61-90	8.1%
91-180	16.5%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029750 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier U.S. Government Money Portfolio
Class Name	Investor Class
Trading Symbol	FUGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier U.S. Government Money Portfolio (Investor Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[7]
Net Assets	$ 24,533,620,549
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 43,268,471
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$24,533,620,549
Total number of portfolio holdings	153
Total advisory fees paid	$43,268,471

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	23.0%
8-30	27.1%
31-60	8.0%
61-90	7.7%
91-180	14.8%
181+	19.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000400 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier U.S. Government Money Portfolio
Class Name	Institutional Class
Trading Symbol	IUGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier U.S. Government Money Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[8]
Net Assets	$ 24,533,620,549
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 43,268,471
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$24,533,620,549
Total number of portfolio holdings	153
Total advisory fees paid	$43,268,471

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	23.0%
8-30	27.1%
31-60	8.0%
61-90	7.7%
91-180	14.8%
181+	19.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.